COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - Financial guarantees, maximum potential liability - USD ($)	Dec. 29, 2019	Dec. 30, 2018
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 72,600,000	$ 55,400,000
Recorded liability with respect to guarantees	0
Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	9,300,000	11,100,000
Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 63,300,000	$ 44,300,000